Amortizable Intangible Assets and Unamortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended															12 Months Ended							12 Months Ended								12 Months Ended
	Apr. 27, 2013	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Apr. 27, 2013 Trade Name	Apr. 28, 2012 Trade Name	Apr. 27, 2013 Publishing Contracts	Apr. 28, 2012 Publishing Contracts	Apr. 27, 2013 Customer Relationships	Apr. 28, 2012 Customer Relationships	Apr. 27, 2013 Customer Relationships Minimum	Apr. 28, 2012 Customer Relationships Minimum	Apr. 27, 2013 Customer Relationships Maximum	Apr. 28, 2012 Customer Relationships Maximum	Apr. 28, 2012 Author Contracts	Apr. 27, 2013 Technology	Apr. 28, 2012 Technology	Apr. 27, 2013 Technology Minimum	Apr. 28, 2012 Technology Minimum	Apr. 27, 2013 Technology Maximum	Apr. 28, 2012 Technology Maximum	Apr. 27, 2013 Distribution Contracts	Apr. 28, 2012 Distribution Contracts	Apr. 27, 2013 Other	Apr. 28, 2012 Other	Apr. 27, 2013 Other Minimum	Apr. 28, 2012 Other Minimum	Apr. 27, 2013 Other Maximum	Apr. 28, 2012 Other Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	3 years															5 years	5 years	25 years	25 years	10 years			5 years	5 years	10 years	10 years	10 years	10 years			3 years	3 years	10 years	10 years
Gross Carrying Amount	$ 297,311				$ 310,752									$ 271,938	$ 271,938					$ 18,461	$ 10,710	$ 5,850					$ 8,325	$ 8,325	$ 6,338	$ 6,178
Accumulated Amortization	(64,116)				(61,434)									(48,040)	(32,398)					(17,049)	(4,456)	(2,427)					(6,370)	(4,932)	(5,250)	(4,628)
Total	233,195				249,318									223,898	239,540					1,412	6,254	3,423					1,955	3,393	1,088	1,550
Unamortizable intangible assets	314,736				314,736					293,400	293,400	21,336	21,336
Total amortizable and unamortizable, intangible assets	$ 547,931	$ 553,099	$ 558,157	$ 562,522	$ 564,054	$ 569,488	$ 574,964	$ 563,034	$ 566,578